Summary of significant accounting policies - Summary of estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2019
Computers and servers [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Computers and servers [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Automobiles for the Group use [Member]
Property, Plant and Equipment, Useful Life	5 years
Automobiles for operating leases [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of remaining lease period or estimated useful life
Building [Member]
Property, Plant and Equipment, Useful Life	40 years